Income Taxes - Components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 132.7	$ 85.3
Change in current tax expense estimated for prior years	0.2	(2.3)
Current tax expense (income) and adjustments for current tax of prior periods	132.9	83.0
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	(101.7)	(34.2)
Adjustments recognized in the current year with respect to prior years	3.4	0.4
Derecognition of previously recognized deferred tax assets	3.7	9.0
Impact of impairments on deferred tax assets and liabilities	(3.4)	(3.8)
Increase (decrease) in deferred tax liabilities due to tax impact of NRV charge to inventory	11.2	(15.3)
Deferred tax expense	(86.8)	(43.9)
Income taxes expense	$ 46.1	$ 39.1